General information - Additional Information (Details)		12 Months Ended
	Dec. 10, 2023	Dec. 31, 2023
Disclosure of general information [line items]
Name of Reporting Entity or Other Means of Identification		Banco BBVA Argentina S.A.
Legal Form of Entity		sociedad anónima
Country of Incorporation		Argentina
Nature of Entitys Operations and Principal Activities		universal bank
Name of Ultimate Parent of Group		Bilbao Vizcaya Argentaria, S.A.
Number of National Branches		243 national branches
Percentage of Share Capital of Controlling Entity		66.55
Difference between official exchange rate and alternative exchange rate percentage		20.00%
Interannual inflation percentage	287.90%
Top of range [member]
Disclosure of general information [line items]
Market value of the alternative exchange rate in percentage		200.00%
ARS
Disclosure of general information [line items]
Currency value as a percentage of value of another currency	55.00%